DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--208
                           (A UNIT INVESTMENT TRUST)

                           - FLORIDA, MISSOURI, NEW JERSEY, NEW YORK AND OHIO PORTFOLIOS
                           -  PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated August 31, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds-Registered Trademark-
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
   - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
   - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
   - Ongoing supervision: We monitor each portfolio on an ongoing basis.

No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF MAY 31, 2000, THE EVALUATION DATE.

CONTENTS

                                                    PAGE
                                                    ----
Florida Insured Portfolio--
  Risk/Return Summary.............................    3
Missouri Portfolio--
  Risk/Return Summary.............................    6
New Jersey Insured Portfolio--
  Risk/Return Summary.............................    9
New York Portfolio--
  Risk/Return Summary.............................   12
Ohio Insured Portfolio--
  Risk/Return Summary.............................   15
What You Can Expect From Your Investment..........   20
  Monthly Income..................................   20
  Return Figures..................................   20
  Records and Reports.............................   20
The Risks You Face................................   21
  Interest Rate Risk..............................   21
  Call Risk.......................................   21
  Reduced Diversification Risk....................   21
  Liquidity Risk..................................   21
  Concentration Risk..............................   21
  State Concentration Risk........................   23
  Bond Quality Risk...............................   26
  Insurance Related Risk..........................   26
  Litigation and Legislation Risks................   26
Selling or Exchanging Units.......................   26
  Sponsors' Secondary Market......................   26
  Selling Units to the Trustee....................   26
  Exchange Option.................................   27
How The Fund Works................................   28
  Pricing.........................................   28
  Evaluations.....................................   28
  Income..........................................   28
  Expenses........................................   28
  Portfolio Changes...............................   29
  Fund Termination................................   29
  Certificates....................................   30
  Trust Indenture.................................   30
  Legal Opinion...................................   31
  Auditors........................................   31
  Sponsors........................................   31
  Trustee.........................................   31
  Underwriters' and Sponsors' Profits.............   31
  Public Distribution.............................   32
  Code of Ethics..................................   32
  Year 2000 Issues................................   32
Taxes.............................................   32
Supplemental Information..........................   35
Financial Statements..............................  D-1

--------------------------------------------------------------------------------

FLORIDA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,235,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /General Obligation                                      4%
/ /Municipal Water/Sewer Utilities                        58%
/ /Refunded Bonds                                          5%
/ /Solid Waste Disposal                                   13%
/ /Special Tax                                            20%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Fund is concentrated in municipal water/sewer utility bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF FLORIDA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO FLORIDA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.26
Annual Income per unit:                             $51.17
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.68
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.54
Evaluator's Fee                                      $0.54
Organization Costs                                   $0.20
Other Operating Expenses                             $0.75
                                                     -----
TOTAL                                                $2.71

   The Sponsors historically paid organization costs and updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   In the following chart we show past performance of prior Florida Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Florida Series were offered between after 1987 and were outstanding on June 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 6/30/00.

               WITH SALES FEE             NO SALES FEE
               1 YEAR     5 YEARS     1 YEAR       5 YEARS
-------------------------------------------------------------
High               5.40%   5.02%          5.56%         6.20%
Average            0.83    4.32           2.91          5.39
Low               -4.46    2.97          -1.58          3.67
-------------------------------------------------------------
Average
Sales fee          2.10%   5.37%
-------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $956.18
(as of May 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Florida state and local taxes if you live in Florida.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

MISSOURI PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,270,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. THE QUALITY OF THE BONDS MAY CURRENTLY BE LOWER.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - The Fund is concentrated in refunded bonds.

 - 59% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                 9%
/ /Lease Rental                                           42%
/ /Refunded Bonds                                         27%
/ /Municipal Electric Utilities                           22%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Fund is concentrated in lease rental bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF MISSOURI SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO MISSOURI WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.28
Annual Income per unit:                             $51.38
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.70
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.55
Evaluator's Fee                                      $0.48
Organization Costs                                   $0.20
Other Operating Expenses                             $0.83
                                                     -----
TOTAL                                                $2.76

   The Sponsors historically paid organization costs and updating expenses.

 7. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 8. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $961.90
(as of May 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

 9. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

10. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Missouri state and local personal income taxes if you live in Missouri.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

11. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,300,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                 9%
/ /Housing                                                20%
/ /Industrial Development Revenue                         18%
/ /Lease Rental                                           34%
/ /Refunded Bonds                                          4%
/ /Universities/Colleges                                  15%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Fund is concentrated in lease rental bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW JERSEY SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW JERSEY WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.49
Annual Income per unit:                             $53.99
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.69
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.54
Evaluator's Fee                                      $0.51
Organization Costs                                   $0.20
Other Operating Expenses                             $0.77
                                                     -----
TOTAL                                                $2.71

   The Sponsors historically paid organization costs and updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR NEW JERSEY PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior New Jersey Series were offered after 1987 and were outstanding on June 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 6/30/00.

               WITH SALES FEE          NO SALES FEE
               1 YEAR     5 YEARS     1 YEAR     5 YEARS
--------------------------------------------------------
High               3.82%   5.02%          4.72%   6.19%
Average            0.82    4.15           2.80    5.24
Low               -2.37    2.38           0.51    3.17
--------------------------------------------------------
Average
Sales fee          2.00%   5.44%
--------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $978.79
(as of May 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New Jersey state and local personal income taxes if you live in New Jersey.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,845,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. THE QUALITY OF THE BONDS MAY CURRENTLY BE LOWER.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 32% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Hospitals/Health Care                                  32%
/ /Lease Rental Appropriation                             18%
/ /Refunded Bonds                                          6%
/ /Special Tax                                             9%
/ /Universities/Colleges                                  35%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Fund is concentrated in hospital/health care and university/college bonds, adverse developments in these sectors may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.49
Annual Income per unit:                             $53.98
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.70
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.55
Evaluator's Fee                                      $0.40
Organization Costs                                   $0.20
Other Operating Expenses                             $0.61
                                                     -----
TOTAL                                                $2.46

   The Sponsors historically paid organization costs and updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered after 1987 and were outstanding on June 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 6/30/00.

                    WITH SALES FEE                    NO SALES FEE
               1 YEAR     5 YEARS  10 YEARS     1 YEAR     5 YEARS  10 YEARS
----------------------------------------------------------------------------
High               7.07%   5.27%     6.26%          7.16%   6.45%     6.85%
Average            0.81    4.03      5.80           2.86    5.06      6.38
Low               -2.59    2.35      5.52          -0.14    3.22      6.11
----------------------------------------------------------------------------
Average
Sales fee          2.07%   5.11%     5.78%
----------------------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $962.24
(as of May 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

OHIO INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,565,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - The Fund is concentrated in refunded bonds.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /General Obligation                                     19%
/ /Hospitals/Health Care                                  19%
/ /Industrial Development Revenue                         22%
/ /Municipal Water/Sewer Utilities                         1%
/ /Refunded Bonds                                         25%
/ /Universities/Colleges                                  14%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF OHIO SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO OHIO WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.54
Annual Income per unit:                             $54.55
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.69
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.54
Evaluator's Fee                                      $0.46
Organization Costs                                   $0.20
Other Operating Expenses                             $0.63
                                                     -----
TOTAL                                                $2.52

   The Sponsors historically paid organization costs and updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR OHIO PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior Ohio Series were offered after 1987 and were outstanding on June 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 6/30/00.

                     WITH SALES FEE                    NO SALES FEE
               1 YEAR      5 YEARS  10 YEARS     1 YEAR     5 YEARS  10 YEARS
-----------------------------------------------------------------------------
High                4.14%   4.77%     5.83%          4.32%   5.94%     6.42%
Average             0.96    3.85      5.66           2.72    4.93      6.23
Low                -6.21    2.57      5.51          -3.36    3.58      6.10
-----------------------------------------------------------------------------
Average
Sales fee           1.77%   5.38%     5.64%
-----------------------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $1,002.95
(as of May 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Ohio state and local personal income taxes if you live in Ohio.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------

                                      EFFECTIVE
TAXABLE INCOME 2000*                   TAX RATE                     TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN          %            3%       3.5%       4%       4.5%        5%
                                                           IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850         15.00      3.53      4.12      4.71       5.29       5.88
$ 26,251- 63,550  $ 43,851-105,950         28.00      4.17      4.86      5.56       6.25       6.94
$ 63,551-132,600  $105,951-161,450         31.00      4.35      5.07      5.80       6.52       7.25
$132,601-288,350  $161,451-288,350         36.00      4.69      5.47      6.25       7.03       7.81
   OVER $288,350     OVER $288,350         39.60      4.97      5.79      6.62       7.45       8.28


TAXABLE INCOME 2              TAX-FREE YIELD OF
SINGLE RETURN       5.5%        6%        6.5%        7%
                     IS EQUIVALENT TO A TAXABLE YIELD OF
----------------
$      0- 26,250     6.47       7.06       7.65       8.24
$ 26,251- 63,550     7.64       8.33       9.03       9.72
$ 63,551-132,600     7.97       8.70       9.42      10.14
$132,601-288,350     8.59       9.38      10.16      10.94
   OVER $288,350     9.11       9.93      10.76      11.59

                             FOR MISSOURI RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                        TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                           IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     19.37   4.96   5.58   6.20    6.82    7.44    8.06    8.68    9.30    9.92
$ 26,251- 63,550  $ 43,851-105,950     31.16   5.81   6.54   7.26    7.99    8.72    9.44   10.17   10.89   11.62
$ 63,551-132,600  $105,951-161,450     33.90   6.05   6.81   7.56    8.32    9.08    9.83   10.59   11.35   12.10
$132,601-288,350  $161,451-288,350     38.50   6.50   7.32   8.13    8.94    9.76   10.57   11.38   12.19   13.01
   OVER $283,351     OVER $288,351     41.82   6.88   7.73   8.59    9.45   10.31   11.17   12.03   12.89   13.75

                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $     $0- 43,850     16.49   4.79   5.39   5.99    6.59    7.18    7.78    8.38    8.98    9.58
$ 26,251- 63,550  $ 43,851-105,950     31.98   5.88   6.62   7.35    8.09    8.82    9.56   10.29   11.03   11.76
$ 63,551-132,600  $105,951-161,450     35.40   6.19   6.97   7.74    8.51    9.29   10.06   10.84   11.61   12.38
$132,601-288,350  $161,451-288,350     40.08   6.68   7.51   8.34    9.18   10.01   10.85   11.68   12.52   13.35
   OVER $288,350     OVER $288,350     43.45   7.07   7.96   8.84    9.73   10.61   11.49   12.38   13.26   14.15

                               FOR OHIO RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
                  $      0- 43,850     19.26   4.95   5.57   6.19    6.81    7.43    8.05    8.67    9.29    9.91
$      0- 26,250                       18.65   4.92   5.53   6.15    6.76    7.38    7.99    8.60    9.22    9.83
                  $ 43,851-105,950     32.79   5.95   6.70   7.44    8.18    8.93    9.67   10.41   11.16   11.90
$ 26,251- 63,550                       31.61   5.85   6.58   7.31    8.04    8.77    9.50   10.24   10.97   11.70
$ 63,551-132,600  $105,951-161,450     35.59   6.21   6.99   7.76    8.54    9.32   10.09   10.87   11.64   12.42
$132,601-288,350  $161,451-288,350     40.63   6.74   7.58   8.42    9.26   10.11   10.95   11.79   12.63   13.47
   OVER $288,350     OVER $288,350     43.97   7.14   8.03   8.92    9.82   10.71   11.60   12.49   13.38   14.28

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     23.94   5.26   5.92   6.57    7.23    7.89    8.55    9.20    9.86   10.52
$ 26,251- 63,550  $ 43,851-105,950     23.99   5.26   5.92   6.58    7.24    7.89    8.55    9.21    9.87   10.52
$ 26,251- 63,550  $ 43,851-105,950     35.65   6.22   6.99   7.77    8.55    9.32   10.10   10.88   11.66   12.43
$ 63,551-132,600  $105,951-161,450     38.33   6.49   7.30   8.11    8.92    9.73   10.54   11.35   12.16   12.97
$132,601-288,350  $161,451-288,350     42.80   6.99   7.87   8.74    9.62   10.49   11.36   12.24   13.11   13.99
   OVER $288,350     OVER $288,350     46.02   7.41   8.34   9.26   10.19   11.12   12.04   12.97   13.89   14.82

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $     $0- 43,850     20.82   5.05   5.68   6.31    6.95    7.58    8.21    8.84    9.47   10.10
$ 26,251- 63,550  $ 43,851-105,950     32.93   5.96   6.71   7.46    8.20    8.95    9.69   10.44   11.18   11.93
$ 63,551-132,600  $105,951-161,450     35.73   6.22   7.00   7.78    8.56    9.34   10.11   10.89   11.67   12.45
$132,601-288,350  $161,451-288,350     40.38   6.71   7.55   8.39    9.23   10.06   10.90   11.74   12.58   13.42
   OVER $288,350     OVER $288,350     43.74   7.11   8.00   8.89    9.78   10.66   11.55   12.44   13.33   14.22

\

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:

  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual        Estimated
Interest Income   -  Annual Expenses
------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:

- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:

  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the New York Portfolio's concentration in hospital and health care bonds.

  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the New York Portfolio's concentration in university/college bonds. Payment for these bonds depends on:

  - level or amount and diversity of sources of revenue;
  - availability of endowments and other funds;
  - enrollment;
  - financial management;
  - reputation; and
  - for public institutions, the financial condition of the government and its educational policies.

Here is what you should know about the Florida Portfolio's concentration in municipal water and sewer revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:

  - increases in operating and construction costs; and
  - unpredicability of future usage requirements.

Here is what you should know about the Ohio and Missouri Portfolios' concentrations in refunded bonds. Refunded bonds are typically:

  - backed by direct obligations of the U.S. government; or
  - in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
  - noncallable prior to maturity; but
  - sometimes called for redemption prior to maturity.

Here is what you should know about the Missouri and New Jersey Portfolios' concentrations in lease rental bonds. Lease rental bonds are generally issued by governmental financing authorities that cannot assess a tax to cover the cost of equipment or construction of buildings that will be used by a state or local government. The risks associated with these bonds include:

  - the failure of the government to appropriate funds for the leasing rental payments to service the bonds; and
  - rental obligations, and therefore payments, may terminate in the event of damages to or destruction or condemnation of the of the equipment or building.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

FLORIDA RISKS

GENERALLY

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

  - south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;
  - central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and
  - the state as a whole is also very dependent on tourism and construction.

STATE AND LOCAL GOVERNMENT

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

MISSOURI RISKS

GENERALLY

Defense-related businesses are a significant part of the Missouri economy, and changes in the industry could hurt the state's economy. Risks specific to Missouri include the following:

  - The Boeing Company's McDonnell Defense Systems, based in St. Louis, is the state's largest employer; and
  - the number of people employed by McDonnell Defense Systems in Missouri has dropped 30% over the last five years, and any further reductions in defense spending or the shift of production operations out of Missouri could hurt Missouri, and St. Louis in particular, more than other areas.

STATE AND LOCAL GOVERNMENT

Certain state and federal laws affect taxation and spending by the state of Missouri and its local governments. For example:

  - the state constitution limits the amount of taxes, licenses and fees that Missouri and its local governments can impose without voter approval, even if needed to pay debt obligations; and

  - court-mandated funding for school desegregation in St. Louis and Kansas City accounts for as much as 5% of the state's total spending.

The state's general obligations are rated Aaa by Moody's and AAA by Standard & Poor's.

NEW JERSEY RISKS

STATE AND LOCAL GOVERNMENT

Certain features of New Jersey law could affect the repayment of debt:

  - the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and
  - the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

  - elementary and secondary education, and
  - state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;
  - a decline in manufacturing jobs, leading to above-average unemployment;
  - sensitivity to the financial services industry; and
  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $3 billion and $5 billion are projected for the next two years. The State's general obligation bonds are rated A+ by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of over $2 billion are projected for the 2002, 2003 and 2004 fiscal years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;
  - welfare and medical costs;
  - expiring labor contracts; and
  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A- by Standard & Poor's and A2 by Moody's. $31.2 billion of combined City, MAC and PBC debt is outstanding, and the City proposes $25.3 billion of financing over fiscal 1999-2003. New York City currently expects to reach its constitutional limits on debt issuance in Fiscal 2003.

OHIO RISKS

GENERALLY

Overall, Ohio's economy is more cyclical than non-industrial states and the nation as a whole:

  - manufacturing is an important part of Ohio's economy.
  - agriculture and related industries are also very important.
  - recent employment growth has been in non-manufacturing areas.

STATE GOVERNMENT

The Ohio general revenue fund for the current two-year period calls for expenditures of over $39.8 billion:

  - because general fund receipts and payments do not match exactly, temporary cash-flow deficiencies occur throughout the year. Ohio law permits the state government to manage this problem by permitting the adjustment of payment schedules and the use of the total operating fund.
  - Ohio's general obligation bonds are currently rated Aa1 by Moody's; AA+ by Standard & Poor's (except for the State's highway bonds which Standard & Poor's rates AAA). Fitch rates Ohio's general obligation bonds and its highway bonds AA+. Other bonds issued by other State agencies may have lower ratings. Any of these ratings may be changed.
  - Ohio voters have authorized the State to incur debt to which taxes or excises are pledged for payment.

EDUCATION FINANCING

In May, 2000, the Ohio Supreme Court concluded, as it had in 1997, that major aspects of the State's system of school funding are unconstitutional. The Court set as general base threshold requirements that every school district have enough funds to operate, an ample number of teachers, sound and safe buildings, and equipment sufficient for all students to be afforded an educational opportunity. The Court maintained continuing jurisdiction and has scheduled a June, 2001 further review of the State's responses to its ruling. With respect to funding sources, the Court repeated its 1997 conclusion that property taxes no longer may be the primary means of school funding in Ohio, noting that recent efforts to reduce the historic reliance have been laudable but in the Court's view insufficient. It is not possible at this time to state what further actions may be taken by the State to effect compliance, or what effect those actions may have on the State's overall financial condition. In response to the ongoing litigation, the General Assembly has significantly increased State funding for public schools.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:

  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. In addition, you may exchange into this Fund from certain other Defined Asset Funds and unit trusts. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:

  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuers (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Florida Trust will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Trust will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

MISSOURI TAXES

In the opinion of Bryan Cave LLP, Kansas City, Missouri, special counsel on Missouri tax matters:

So long as the Fund is not taxed as a corporation for federal income tax purposes it will not be taxed as a corporation under the income tax laws of the State of Missouri. If you are a Missouri income taxpayer, your income from the Fund will not be tax-exempt in Missouri unless, and only to the extent that, your share of the interest income of the Fund is derived from bonds the interest on which is exempt from taxation for Missouri income tax law purposes. Depending on where you live, your income from the Fund may be subject to other state and local taxation. You should consult your tax adviser in this regard.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

OHIO TAXES

In the opinion of Vorys, Sater, Seymour and Pease LLP, Columbus, Ohio, special counsel on Ohio tax matters:

Under the laws of the State of Ohio, the Ohio Trust will not be subject to the Ohio corporation franchise tax or the Ohio tax on dealers in intangibles. If you are an Ohio taxpayer, your interest income from the Ohio Trust will be exempt from Ohio personal income taxes and Ohio corporation franchise taxes to the extent it relates to bonds held by the Ohio Trust that are exempt from taxation under Ohio law. However, any gains and losses which must be recognized for federal income tax purposes (whether upon the sale of your units in the Ohio Trust or upon the sale of bonds by the Ohio Trust) also must be recognized for Ohio personal income and corporation franchise tax purposes, except to the extent the gains and losses are attributable to the sale of bonds by the Ohio Trust that are exempt from such taxation under Ohio law. Your interest income and your gains and losses generally are not subject to municipal income taxation in Ohio. You should consult your tax adviser concerning the application of Ohio taxes to you in connection with your investment in the Ohio Trust.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 208 (FLORIDA, MISSOURI, NEW JERSEY,
          NEW YORK AND OHIO TRUSTS),
          DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Municipal Investment Trust Fund,
          Multistate Series - 208 (Florida, Missouri, New Jersey, New York and Ohio Trusts), Defined Asset Funds:

          We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 208 (Florida, Missouri, New Jersey, New York and Ohio Trusts), Defined Asset Funds, including the portfolios, as of May 31, 2000 and the related statements of operations and of changes in net assets for the years ended May 31, 2000, 1999 and 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at May 31, 2000, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 208 (Florida, Missouri, New Jersey, New York and Ohio Trusts), Defined Asset Funds at May 31, 2000 and the results of their operations and changes in their net assets for the above-stated years in accordance with accounting principles generally accepted in the United States of America.


          DELOITTE & TOUCHE LLP

          New York, N.Y.
          August 9, 2000


                                     D - 1.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (FLORIDA TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of May 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,093,354)(Note 1) .........                                                 $ 2,123,803
       Accrued interest................................                                                      22,975
       Deferred organization cost (Note 5) ............                                                         728
       Cash - principal ...............................                                                      21,368
                                                                                                      -------------
         Total trust property .........................                                                   2,168,874


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $    15,504
       Accrued Sponsors' fees .........................                                        517
       Other liabilities (Note 5) .....................                                        728           16,749
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
       2,287 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,145,171

       Undistributed net investment income ............                                      6,954      $ 2,152,125
                                                                                     -------------    =============

     UNIT VALUE ($ 2,152,125 / 2,287 units)............                                                 $    941.03
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 2.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (FLORIDA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                  Years Ended May 31,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   128,315      $   142,179       $   155,158
       Trustee's fees and expenses ............         (4,995)          (5,018)           (5,414)
       Sponsors' fees .........................         (1,305)          (1,196)           (1,394)
                                                   ----------------------------------------------
       Net investment income ..................        122,015          135,965           148,350
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........         29,096           22,575            26,735
       Unrealized appreciation (depreciation)
         of investments .......................       (224,935)          (5,964)          131,882
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (195,839)          16,611           158,617
                                                   ----------------------------------------------



     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   (73,824)     $   152,576       $   306,967
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 3.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (FLORIDA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Years Ended May 31,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   122,015      $   135,965       $   148,350
       Realized gain on
         securities sold or redeemed ..........         29,096           22,575            26,735
       Unrealized appreciation (depreciation)
         of investments .......................       (224,935)          (5,964)          131,882
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        (73,824)         152,576           306,967
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (122,163)        (136,190)         (148,998)
       Principal ..............................        (14,134)         (11,280)          (40,667)
                                                   ----------------------------------------------
       Total distributions ....................       (136,297)        (147,470)         (189,665)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............           (594)            (458)             (597)
       Redemption amounts - principal .........       (263,526)        (178,649)         (401,689)
                                                   ----------------------------------------------
       Total share transactions ...............       (264,120)        (179,107)         (402,286)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ...............       (474,241)        (174,001)         (284,984)

     NET ASSETS AT BEGINNING OF YEAR ..........      2,626,366        2,800,367         3,085,351
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,152,125      $ 2,626,366       $ 2,800,367
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     51.15      $     51.53       $     51.84
                                                   ==============================================
       Principal distributions during
         year .................................    $      6.18      $      4.26       $     13.77
                                                   ==============================================
       Net asset value at end of
         year .................................    $    941.03      $  1,026.33       $  1,025.40
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            272              172               400
       Outstanding at end of year .............          2,287            2,559             2,731
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 4.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (FLORIDA TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund was not subject to income taxes. Accordingly, no provision for such taxes was required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

          Cost of 2,287 units at Date of Deposit .....................                                  $ 2,253,575
          Less sales charge ..........................................                                      100,468
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,153,107
          Redemptions of units - net cost of 1,246 units redeemed
            less redemption amounts (principal).......................                                      (60,317)
          Realized gain on securities sold or redeemed ...............                                       88,013
          Principal distributions ....................................                                      (66,081)
          Unrealized appreciation of investments......................                                       30,449
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,145,171
                                                                                                         ===========

    4.    INCOME TAXES

          As of May 31, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $30,449, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,093,354 at May 31, 2000.


   5.    DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $728 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                     D - 5.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (FLORIDA TRUST)(INSURED),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of May 31, 2000

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1)  (4)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  City of Jacksonville, FL, Cap. Imp.       AAA      $   450,000    5.500  %     2019         10/01/04   $   421,911 $   427,874
     Rev. Bonds (Gator Bowl Proj.), Ser.                                                         @ 101.000
     1994 (AMBAC Ins.)

  2  City of Ocala, FL, Wtr. and Swr. Bonds,   AAA          500,000    5.500        2020         10/01/05       468,185     474,185
     Ser. 1995 (AMBAC Ins.)                                                                      @ 102.000

  3  Dade Cnty., FL, Wtr. and Swr. Sys. Rev.   AAA          500,000    5.500        2025         10/01/05       465,650     466,380
     Bonds, Ser. 1995                                                                            @ 102.000
     (Financial Guaranty Ins.)

  4  Indian River Cnty., FL, Wtr. and Swr.     AAA          300,000    5.500        2019         09/01/06       281,304     285,279
     Rev. Bonds, Ser. 1996                                                                       @ 102.000
     (Financial Guaranty Ins.)

  5  Sarasota Cnty., FL, Solid Waste Sys.      AAA          295,000    5.500        2021         10/01/06       275,893     278,371
     Rev. Bonds, Ser. 1996 (AMBAC Ins.)                                                          @ 102.000

  6  State of Florida Bd. of Educ., Pub.       AAA           80,000    5.875        2025         06/01/05        78,632      79,019
     Educ. Cap. Outlay Bonds, Ser. 1995 B                                                        @ 101.000
     (MBIA Ins.)

  7  The School Bd. of Dade Cnty, FL,          AAA          110,000    5.500        2025(6)      05/01/06       101,779     112,695
     Certs. of Part., Ser. 1996 A                                                                @ 101.000
     (AMBAC Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,235,000                                         $ 2,093,354 $ 2,123,803
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 27.


                                     D - 6.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (MISSOURI TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of May 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,082,088)(Note 1) .........                                                 $ 2,122,719
       Accrued interest................................                                                      39,620
       Deferred organization cost (Note 5).............                                                         676
       Cash - principal ...............................                                                      21,445
                                                                                                      -------------
         Total trust property .........................                                                   2,184,460


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $    32,334
       Accrued Sponsors' fees .........................                                        545
       Other liabilities (Note 5) .....................                                        676           33,555
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
       2,268 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,144,164

       Undistributed net investment income ............                                      6,741      $ 2,150,905
                                                                                     -------------    =============

     UNIT VALUE ($ 2,150,905 / 2,268 units)............                                                 $    948.37
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 7.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (MISSOURI TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                  Years Ended May 31,
                                                          2000            1999            1998
                                                          ----            ----            ----
     INVESTMENT INCOME:

       Interest income ........................    $   136,485      $   155,606       $   177,112
       Trustee's fees and expenses ............         (5,304)          (5,024)           (5,306)
       Sponsors' fees .........................         (1,402)          (1,336)           (1,438)
                                                   ----------------------------------------------
       Net investment income ..................        129,779          149,246           170,368
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........         30,233           32,024            15,356
       Unrealized appreciation (depreciation)
         of investments .......................       (234,440)         (44,089)          193,720
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (204,207)         (12,065)          209,076
                                                   ----------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   (74,428)     $   137,181       $   379,444
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 8.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (MISSOURI TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Years Ended May 31,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   129,779      $   149,246       $   170,368
       Realized gain on
         securities sold or redeemed ..........         30,233           32,024            15,356
       Unrealized appreciation (depreciation)
         of investments .......................       (234,440)         (44,089)          193,720
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        (74,428)         137,181           379,444
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (130,179)        (149,644)         (170,595)
       Principal ..............................        (18,765)         (14,292)           (4,948)
                                                   ----------------------------------------------
       Total distributions ....................       (148,944)        (163,936)         (175,543)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (1,102)            (570)             (658)
       Redemption amounts - principal .........       (442,638)        (280,261)         (291,066)
                                                   ----------------------------------------------
       Total share transactions ...............       (443,740)        (280,831)         (291,724)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ...............       (667,112)        (307,586)          (87,823)

     NET ASSETS AT BEGINNING OF YEAR ..........      2,818,017        3,125,603         3,213,426
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,150,905      $ 2,818,017       $ 3,125,603
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     51.69      $     52.56       $     53.27
                                                   ==============================================
       Principal distributions during
         year .................................    $      7.93      $      5.02       $      1.56
                                                   ==============================================
       Net asset value at end of
         year .................................    $    948.37      $  1,033.00       $  1,043.61
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            460              267               286
       Outstanding at end of year .............          2,268            2,728             2,995
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 9.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (MISSOURI TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund was not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.    NET CAPITAL

          Cost of 2,268 units at Date of Deposit .....................                                  $ 2,226,824
          Less sales charge ..........................................                                       99,225
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,127,599
          Redemptions of units - net cost of 1,013 units redeemed
            less redemption amounts (principal).......................                                      (63,674)
          Realized gain on securities sold or redeemed ...............                                       77,613
          Principal distributions ....................................                                      (38,005)
          Net unrealized appreciation of investments..................                                       40,631
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,144,164
                                                                                                         ===========

    4.    INCOME TAXES

          As of May 31, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $40,631, of which $2,355 related to depreciated securities and $42,986 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,082,088 at May 31, 2000.


   5.    DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $676 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                     D - 10.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (MISSOURI TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of May 31, 2000

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues (1)     Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  City of Carthage, MO, Wtr. Wks. &         NR       $    80,000    6.500  %     2016(6)      07/01/04   $    81,087 $    84,336
     Sewerage Sys. Rev. Bonds, Ser. 1996 B                                                       @ 101.000

  2  City of Sikeston, MO, Elec. Sys. Rev.     AAA          500,000    5.000        2022         06/01/06       434,600     432,245
     Bonds, Ser. 1996 (MBIA Ins.) (5)                                                            @ 101.000

  3  City of St. Louis, MO, Wtr. Rev.          AAA          345,000    6.000        2014(6)      07/01/04       347,574     362,046
     Rfdg. & Imp. Bonds, Ser. 1994                                                               @ 102.000
     (Financial Guaranty Ins.) (5)

  4  Kansas City Mun. Asst. Corp., MO,         AAA          500,000    5.000        2020         04/15/06       436,980     437,640
     Leasehold Rfdg. Rev. Bonds (H. Roe                                                          @ 101.000
     Bartle Conv. Ctr. Proj.), Ser. 1996 A
     (MBIA Ins.) (5)

  5  Puerto Rico Hwy. & Transportation Auth.,  A            215,000    5.500        2019         07/01/03       197,890     203,805
     Hwy.  Rev. Rfdg. Bonds, Ser. X                                                              @ 101.500

  6  Regional Conv. & Sports Complex Auth.,    AA(f)        455,000    5.500        2021         08/15/03       417,331     421,699
     MO, Conv. & Sports Fac. Proj. & Rfdg.                                                       @ 102.000
     Bonds, Ser. A 1993

  7  University Dev. Foundation, MO, Pwr.      AAA          175,000    5.750        2018(6)      05/01/03       166,626     180,948
     Plant Equip. Leasehold Rev. Rfdg.                                                           @ 102.000
     Bonds, (The Curators of the Univ. of
     Missouri, Lessee), Ser. 1993

                                                          ---------                                           ---------   ---------
                                                        $ 2,270,000                                         $ 2,082,088 $ 2,122,719
                                                          =========                                           =========   =========

                     See Notes To Portfolios on page D - 27.


                                     D - 11.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW JERSEY TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of May 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,222,450)(Note 1) .........                                                 $ 2,229,107
       Accrued interest................................                                                      39,778
       Deferred organization cost (Note 5) ............                                                         676
       Cash - principal ...............................                                                      27,491
                                                                                                      -------------
         Total trust property .........................                                                   2,297,052


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $    31,821
       Accrued Sponsors' fees .........................                                        558
       Other liabilities (Note 5) .....................                                        676           33,055
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
       2,345 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,256,598

       Undistributed net investment income ............                                      7,399      $ 2,263,997
                                                                                     -------------    =============

     UNIT VALUE ($ 2,263,997 / 2,345 units)............                                                 $    965.46
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 12.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW JERSEY TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                  Years Ended May 31,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   142,159      $   152,234       $   176,306
       Trustee's fees and expenses ............         (5,227)          (4,980)           (5,670)
       Sponsors' fees .........................         (1,371)          (1,285)           (1,419)
                                                   ----------------------------------------------
       Net investment income ..................        135,561          145,969           169,217
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........          6,615           21,341            29,464
       Unrealized appreciation (depreciation)
         of investments .......................       (216,626)         (12,343)          118,011
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (210,011)           8,998           147,475
                                                   ----------------------------------------------



     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   (74,450)     $   154,967       $   316,692
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 13.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW JERSEY TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Years Ended May 31,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   135,561      $   145,969       $   169,217
       Realized gain on
         securities sold or redeemed ..........          6,615           21,341            29,464
       Unrealized appreciation (depreciation)
         of investments .......................       (216,626)         (12,343)          118,011
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        (74,450)         154,967           316,692
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (135,924)        (146,152)         (169,359)
       Principal ..............................         (4,096)         (16,571)           (8,099)
                                                   ----------------------------------------------
       Total distributions ....................       (140,020)        (162,723)         (177,458)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............           (481)            (643)           (1,304)
       Redemption amounts - principal .........       (233,556)        (248,284)         (480,828)
                                                   ----------------------------------------------
       Total share transactions ...............       (234,037)        (248,927)         (482,132)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ...............       (448,507)        (256,683)         (342,898)

     NET ASSETS AT BEGINNING OF YEAR ..........      2,712,504        2,969,187         3,312,085
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,263,997      $ 2,712,504       $ 2,969,187
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     54.05      $     54.45       $     54.86
                                                   ==============================================
       Principal distributions during
         year .................................    $      1.60      $      6.06       $      2.59
                                                   ==============================================
       Net asset value at end of
         year .................................    $    965.46      $  1,049.32       $  1,052.90
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            240              235               462
       Outstanding at end of year .............          2,345            2,585             2,820
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 14.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW JERSEY TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund was not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

          Cost of 2,345 units at Date of Deposit .....................                                  $ 2,381,058
          Less sales charge ..........................................                                      106,111
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,274,947
          Redemptions of units - net cost of 937 units redeemed
            less redemption amounts (principal).......................                                      (53,660)
          Realized gain on securities sold or redeemed ...............                                       57,420
          Principal distributions ....................................                                      (28,766)
          Net unrealized appreciation of investments..................                                        6,657
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,256,598
                                                                                                         ===========

    4.    INCOME TAXES

          As of May 31, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $6,657, of which $10,601 related to depreciated securities and $17,258 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,222,450 at May 31, 2000.

   5.    DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $676 payable to the Trustee for reimbursement of costs related to the organization of the Trust


                                     D - 15.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW JERSEY TRUST) (INSURED),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of May 31, 2000

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1)  (4)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Delaware River Port Auth.,  Rev.          AAA      $   210,000    5.500  %     2026         01/01/06   $   195,266 $   197,127
     Bonds, Ser. 1995                                                                            @ 102.000
     (Financial Guaranty Ins.)

  2  New Jersey Econ. Dev. Auth., Ins. Rev.    AAA           95,000    6.000        2025(6)      05/15/05        95,000     100,052
     Bonds (Educl. Testing Svc. Issue),                                                          @ 102.000
     Ser. 1995 A (MBIA Ins.)

  3  New Jersey Educl. Fac. Auth., Rev.        AAA          345,000    6.000        2021         07/01/06       346,452     346,953
     Bonds (Rowan Coll. of New Jersey                                                            @ 101.000
     Issue), Ser. 1996 E (AMBAC Ins.)

  4  New Jersey Hsg. and Mtge. Fin. Agy.,      AAA          455,000    6.050        2020         05/01/05       456,697     446,096
     Multi-Family Hsg. Rev. Bonds, Ser.                                                          @ 102.000
     1995 A (AMBAC Ins.)

  5  The Essex Cnty. Imp. Auth., NJ, Cnty.     AAA          410,000    5.950        2025         12/01/05       407,171     410,295
     of Essex G.O. Lease Rev. Bonds                                                              @ 102.000
     (Gibraltar Bldg. Proj.), Ser. 1995
     (MBIA Ins.)

  6  The Essex Cnty. Imp. Auth., NJ, Cnty.     AAA          360,000    5.350        2024         12/01/06       328,237     329,904
     of Essex G.O. Lease Rev. Rfdg. Bonds                                                        @ 102.000
     (Cnty. Jail and Youth House Projs.),
     Ser. 1996 (AMBAC Ins.)

  7  The Poll. Ctl. Fin. Auth. of Salem        AAA          425,000    5.550        2033         11/01/03       393,627     398,680
     Cnty., NJ, Poll. Ctl. Rev. Rfdg. Bonds,                                                     @ 102.000
     (Pub. Svc. Elec. & Gas Co. Proj.)
     1993 Ser. C (MBIA Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,300,000                                         $ 2,222,450 $ 2,229,107
                                                          =========                                           =========   =========

                     See Notes To Portfolios on page D - 27.


                                     D - 16.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of May 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,611,489)(Note 1) .........                                                 $ 2,675,748
       Accrued interest................................                                                      53,707
       Deferred organization cost (Note 5) ............                                                         728
       Cash - principal ...............................                                                      38,669
                                                                                                      -------------
         Total trust property .........................                                                   2,768,852


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $    44,000
       Accrued Sponsors' fees .........................                                        691
       Other liabilities (Note 5) .....................                                        728           45,419
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
       2,863 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,714,417

       Undistributed net investment income ............                                      9,016      $ 2,723,433
                                                                                     -------------    =============

     UNIT VALUE ($ 2,723,433 / 2,863 units)............                                                 $    951.25
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 17.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                  Years Ended May 31,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   174,244      $   185,256       $   190,003
       Trustee's fees and expenses ............         (5,646)          (5,468)           (5,904)
       Sponsors' fees .........................         (1,684)          (1,470)           (1,529)
                                                   ----------------------------------------------
       Net investment income ..................        166,914          178,318           182,570
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........         23,144           11,406             8,820
       Unrealized appreciation (depreciation)
         of investments .......................       (304,046)         (18,283)          229,012
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (280,902)          (6,877)          237,832
                                                   ----------------------------------------------



     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $  (113,988)     $   171,441       $   420,402
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 18.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Years Ended May 31,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   166,914      $   178,318       $   182,570
       Realized gain on
         securities sold or redeemed ..........         23,144           11,406             8,820
       Unrealized appreciation (depreciation)
         of investments .......................       (304,046)         (18,283)          229,012
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............       (113,988)         171,441           420,402
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (167,454)        (178,476)         (182,273)
       Principal ..............................         (7,186)          (3,728)           (6,739)
                                                   ----------------------------------------------
       Total distributions ....................       (174,640)        (182,204)         (189,012)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............           (703)            (207)             (834)
       Redemption amounts - principal .........       (363,064)         (99,730)         (195,085)
                                                   ----------------------------------------------
       Total share transactions ...............       (363,767)         (99,937)         (195,919)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....       (652,395)        (110,700)           35,471

     NET ASSETS AT BEGINNING OF YEAR ..........      3,375,828        3,486,528         3,451,057
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,723,433      $ 3,375,828       $ 3,486,528
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     54.11      $     54.45       $     54.37
                                                   ==============================================
       Principal distributions during
         year .................................    $      2.34      $      1.15       $      2.02
                                                   ==============================================
       Net asset value at end of
         year .................................    $    951.25      $  1,041.28       $  1,045.12
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            379               94               198
       Outstanding at end of year .............          2,863            3,242             3,336
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 19.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund was not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

          Cost of 2,863 units at Date of Deposit .....................                                  $ 2,783,104
          Less sales charge ..........................................                                      123,997
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,659,107
          Redemptions of units - net cost of 671 units redeemed
            less redemption amounts (principal).......................                                      (34,666)
          Realized gain on securities sold or redeemed ...............                                       43,370
          Principal distributions ....................................                                      (17,653)
          Net unrealized appreciation of investments..................                                       64,259
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,714,417
                                                                                                         ===========

    4.    INCOME TAXES

          As of May 31, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $64,259, of which $1,280 related to depreciated securities and $65,539 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,611,489 at May 31, 2000.


   5.    DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $728 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                     D - 20.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of May 31, 2000

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Cayuga Cnty. Hosp. Imp. Corp., NY,        AA       $   500,000    6.000  %     2021         01/01/04   $   487,445 $   486,165
     Certs. of Part. (Auburn Mem. Hosp.                                                          @ 102.000
     Proj.), Ser. 1994
     (Asset Guaranty Ins.) (5)

  2  Dormitory Auth. of the State of New       AAA          405,000    5.750        2025         07/01/06       384,677     384,896
     York, Ins. Rev. Bonds (The John T.                                                          @ 102.000
     Mather Mem. Hosp.), Ser. 1996
     (Connie Lee Ins.) (5)

  3  Dormitory Auth. of the State of New       A(f)         500,000    5.400        2023         05/15/04       433,305     452,825
     York, State Univ. Educl. Facs. Rev.                                                         @ 102.000
     Bonds, Ser. 1993 C

  4  Dormitory Auth. of the State of New       A            500,000    5.700        2021         07/01/04       450,825     469,550
     York, Upstate Cmnty. Coll. Rev. Bonds,                                                      @ 102.000
     Ser. 1994 A

  5  New York City, NY, Mun. Wtr. Fin.         AAA          175,000    6.000        2025(6)      06/15/05       170,312     183,831
     Auth., Wtr. and Swr. Sys. Rev. Bonds,                                                       @ 101.000
     Fiscal 1996 Ser. A

  6  New York Local Govt. Asst. Corp.  (A      AA-          265,000    6.000        2024         04/01/05       259,705     260,686
     Pub. Benefit Corp. of the State of                                                          @ 102.000
     New York), Ser. 1995 A Bonds

  7  New York State Urban Dev. Corp., Corr.    A            500,000    5.250        2021         01/01/04       425,220     437,795
     Cap. Fac. Rev. Bonds, Rfdg. Ser. 1993 A                                                     @ 102.000

                                                          ---------                                           ---------   ---------
                                                        $ 2,845,000                                         $ 2,611,489 $ 2,675,748
                                                          =========                                           =========   =========

                     See Notes To Portfolios on page D - 27.


                                     D - 21.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (OHIO TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of May 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,493,777)(Note 1) .........                                                 $ 2,547,425
       Accrued interest................................                                                      48,903
       Deferred organization cost (Note 5).............                                                         676
       Cash - principal ...............................                                                      28,603
                                                                                                      -------------
         Total trust property .........................                                                   2,625,607


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $    39,847
       Accrued Sponsors' fees .........................                                        611
       Other liabilities (Note 5)......................                                        676           41,134
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
       2,613 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,576,028

       Undistributed net investment income ............                                      8,445      $ 2,584,473
                                                                                     -------------    =============

     UNIT VALUE ($ 2,584,473 / 2,613 units)............                                                 $    989.08
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 22.

     MUNICIPAL INVESTMENT TRUST FUND ,
     MULTISTATE SERIES - 208 (OHIO TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                  Years Ended May 31,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   156,082      $   167,021       $   183,108
       Trustee's fees and expenses ............         (5,273)          (5,104)           (5,577)
       Sponsors' fees .........................         (1,473)          (1,330)           (1,432)
                                                   ----------------------------------------------
       Net investment income ..................        149,336          160,587           176,099
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........         19,767           33,949            11,058
       Unrealized appreciation (depreciation)
         of investments .......................       (222,468)           2,699           153,154
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (202,701)          36,648           164,212
                                                   ----------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   (53,365)     $   197,235       $   340,311
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 23.

     MUNICIPAL INVESTMENT TRUST FUND ,
     MULTISTATE SERIES - 208 (OHIO TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Years Ended May 31,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   149,336      $   160,587       $   176,099
       Realized gain on
         securities sold or redeemed ..........         19,767           33,949            11,058
       Unrealized appreciation (depreciation)
         of investments .......................       (222,468)           2,699           153,154
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        (53,365)         197,235           340,311
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (149,779)        (160,981)         (175,792)
       Principal ..............................         (8,503)          (9,486)           (9,436)
                                                   ----------------------------------------------
       Total distributions ....................       (158,282)        (170,467)         (185,228)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............           (220)            (545)             (775)
       Redemption amounts - principal .........       (203,396)        (292,651)         (203,652)
                                                   ----------------------------------------------
       Total share transactions ...............       (203,616)        (293,196)         (204,427)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ...............       (415,263)        (266,428)          (49,344)

     NET ASSETS AT BEGINNING OF YEAR ..........      2,999,736        3,266,164         3,315,508
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,584,473      $ 2,999,736       $ 3,266,164
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     54.57      $     54.88       $     55.07
                                                   ==============================================
       Principal distributions during
         year .................................    $      3.14      $      3.27       $      3.01
                                                   ==============================================
       Net asset value at end of
         year .................................    $    989.08      $  1,065.63       $  1,058.38
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            202              271               196
       Outstanding at end of year .............          2,613            2,815             3,086
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 24.

     MUNICIPAL INVESTMENT TRUST FUND ,
     MULTISTATE SERIES - 208 (OHIO TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund was not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

          Cost of 2,613 units at Date of Deposit .....................                                  $ 2,653,848
          Less sales charge ..........................................                                      118,290
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,535,558
          Redemptions of units - net cost of 669 units redeemed
            less redemption amounts (principal).......................                                      (50,527)
          Realized gain on securities sold or redeemed ...............                                       64,774
          Principal distributions ....................................                                      (27,425)
          Unrealized appreciation of investments......................                                       53,648
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,576,028
                                                                                                         ===========

    4.    INCOME TAXES

          As of May 31, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $53,648, of which $6,277 related to depreciated securities and $59,925 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,493,777 at May 31, 2000.


   5.    DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $676 payable to the Trustee for reimbursement of costs related to the organization of the Trust


                                     D - 25.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (OHIO TRUST)(INSURED),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of May 31, 2000

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1)  (4)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Anthony Wayne Local Sch. Dist., Lucas,    AAA      $   500,000    5.750  %     2024         12/01/05   $   486,345 $   484,060
     Wood and Fulton Cntys., OH, Sch. Fac.                                                       @ 101.000
     Construction and Imp. Bonds (G.O.-
     Unltd. Tax) (Financial Guaranty Ins.)

  2  City of Cleveland, OH, Wtr. Wks. Imp.     AAA          365,000    5.750        2026(6)      01/01/06       352,426     379,542
     and Rfdg. First Mtge. Rev. Bonds,                                                           @ 102.000
     Ser. 1996 H (MBIA Ins.)
                                                             10,000    5.750        2026         01/01/06         9,656       9,662
                                                                                                 @ 102.000

  3  County of Cuyahoga, OH, Hosp. Rfdg.       AAA          500,000    5.625        2021         01/15/06       472,950     473,985
     Rev. Bonds (Univ. Hosp. Hlth. Sys.,                                                         @ 102.000
     Inc.Proj.), Ser. 1996 A (MBIA Ins.)

  4  Ohio Air Quality Dev. Auth., Ctl. Rev.    AAA          115,000    5.625        2029         11/15/03       108,017     107,270
     Rfdg. Bonds, 1993 Ser. B (Ohio Edison                                                       @ 102.000
     Co., Proj.) (AMBAC Ins.)

  5  Ohio Air Quality Dev. Auth., OH, Poll.    AAA          450,000    6.150        2023         08/01/04       455,027     451,782
     Ctl. Rev. Rfdg. Bonds (Pennsylvania                                                         @ 102.000
     Pwr. Co. Proj.), Ser. 1994 (AMBAC Ins.)


  6  Ohio Higher Educl. Fac. Comm., Higher     AAA          350,000    6.125        2017         11/15/04       353,336     357,739
     Educl. Fac. Rev. Bonds (Ohio Wesleyan                                                       @ 102.000
     Univ. 1994 Proj.) (MBIA Ins.)

  7  State of Ohio, Tpke. Rev. Bonds,          AAA          275,000    5.500        2026(6)      02/15/06       256,020     283,385
     Issued by Ohio Tpke. Comm.,  Ser. 1996                                                      @ 102.000
     A (MBIA Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,565,000                                         $ 2,493,777 $ 2,547,425
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 27.


                                     D - 26.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (FLORIDA, MISSOURI, NEW JERSEY,
     NEW YORK AND OHIO TRUSTS),
     DEFINED ASSET FUNDS


     NOTES TO PORTFOLIOS
     As of May 31, 2000

    (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

    (2)   See Notes to Financial Statements.

    (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

    (4) Insured by AAA-rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

    (5)   Insured by the indicated municipal bond insurance company.


    (6) Bonds with an aggregate face amount of $110,000 of the Florida Trust, $600,000 of the Missouri Trust, $95,000 of the New Jersey Trust, $175,000 of the New York Trust and $640,000 of the Ohio Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.


                                     D - 27.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--208
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-02851) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     15327--8/00